Filed Pursuant to Rule 497(e)
1933 Act File No. 333-197427
1940 Act File No. 811-22980

Angel Oak Funds Trust
Angel Oak Financials Income Fund
Angel Oak Multi-Strategy Income Fund

January 23, 2020

EXPLANATORY NOTE

On behalf of the Angel Oak Financials Income Fund and the Angel Oak Multi-Strategy Income Fund, each a series of Angel Oak Funds Trust (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N‑1A. The interactive data file included as an exhibit to this filing relates to the Supplements filed with the Securities and Exchange Commission on behalf of the Trust and pursuant to Rule 497(e) under the Securities Act on November 6, 2016; such form of Supplement (Accession Number  0000894189-20-000103) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE